Financial instruments and risk management - Summary of the Quantitative Currency Risk for the Group (Detail) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Monetary assets	$ 1,209,164	$ 1,096,036	$ 1,020,451
Monetary liabilities	(1,655,572)	(1,474,696)	(999,418)
Net currency risk in the statement of financial position	$ (446,408)	$ (378,660)	$ 21,033